John Hancock
Blue Chip Growth Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Shares	Value
Common stocks 99.3%		$3,723,510,462
(Cost $1,984,065,470)
Communication services 19.9%		746,432,293
Entertainment 1.9%
Netflix, Inc. (A)	94,422	18,642,680
Sea, Ltd., ADR (A)	393,364	32,515,468
Spotify Technology SA (A)	68,534	7,728,579
The Walt Disney Company (A)	119,950	13,247,278
Interactive media and services 17.7%
Alphabet, Inc., Class A (A)	18,305	41,648,268
Alphabet, Inc., Class C (A)	164,982	376,287,646
Meta Platforms, Inc., Class A (A)	1,036,501	200,708,054
Pinterest, Inc., Class A (A)	418,107	8,215,803
Snap, Inc., Class A (A)	1,359,871	19,187,780
Tencent Holdings, Ltd.	364,900	16,682,631
Wireless telecommunication services 0.3%
T-Mobile US, Inc. (A)	86,789	11,568,106
Consumer discretionary 19.1%		715,195,006
Automobiles 3.7%
Tesla, Inc. (A)	184,846	140,161,328
Hotels, restaurants and leisure 1.4%
Booking Holdings, Inc. (A)	10,724	24,059,937
Chipotle Mexican Grill, Inc. (A)	21,622	30,325,936
Internet and direct marketing retail 10.4%
Amazon.com, Inc. (A)	153,926	370,067,350
DoorDash, Inc., Class A (A)	254,462	19,570,672
Multiline retail 0.9%
Dollar General Corp.	144,900	31,927,266
Specialty retail 1.2%
Carvana Company (A)	284,608	8,378,860
Ross Stores, Inc.	326,127	27,727,318
The TJX Companies, Inc.	117,629	7,477,676
Textiles, apparel and luxury goods 1.5%
Lululemon Athletica, Inc. (A)	87,163	25,511,738
NIKE, Inc., Class B	252,309	29,986,925
Financials 3.1%		114,601,505
Capital markets 2.5%
MSCI, Inc.	10,303	4,557,532
S&P Global, Inc.	73,243	25,596,964
The Charles Schwab Corp.	278,003	19,488,010
The Goldman Sachs Group, Inc.	126,918	41,483,148
Insurance 0.6%
Chubb, Ltd.	72,158	15,246,264
Marsh & McLennan Companies, Inc.	51,451	8,229,587
Health care 11.1%		418,062,976
Health care equipment and supplies 2.7%
Align Technology, Inc. (A)	17,703	4,915,061
Intuitive Surgical, Inc. (A)	239,409	54,499,065
Stryker Corp.	135,001	31,657,735
Teleflex, Inc.	34,627	9,963,573
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services 3.4%
HCA Healthcare, Inc.	51,306	$10,794,782
Humana, Inc.	40,613	18,447,643
UnitedHealth Group, Inc.	199,503	99,109,100
Health care technology 0.2%
Veeva Systems, Inc., Class A (A)	55,210	9,400,055
Life sciences tools and services 2.1%
Danaher Corp.	185,541	48,949,427
Thermo Fisher Scientific, Inc.	50,236	28,512,447
Pharmaceuticals 2.7%
AstraZeneca PLC, ADR	182,906	12,159,591
Eli Lilly & Company	209,741	65,741,219
Zoetis, Inc.	139,901	23,913,278
Industrials 0.6%		23,039,836
Commercial services and supplies 0.1%
Cintas Corp.	13,782	5,489,784
Industrial conglomerates 0.3%
General Electric Company	146,250	11,449,913
Professional services 0.2%
TransUnion	70,270	6,100,139
Information technology 44.6%		1,672,340,101
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	60,809	7,868,077
IT services 7.8%
Adyen NV (A)(B)	3,417	5,291,789
Affirm Holdings, Inc. (A)	159,229	4,538,027
Block, Inc. (A)	179,711	15,726,510
Mastercard, Inc., Class A	263,714	94,375,329
MongoDB, Inc. (A)	66,220	15,704,073
PayPal Holdings, Inc. (A)	230,136	19,609,889
Shopify, Inc., Class A (A)	37,897	14,215,923
Snowflake, Inc., Class A (A)	45,703	5,833,988
Visa, Inc., Class A	561,007	119,028,855
Semiconductors and semiconductor equipment 6.8%
Advanced Micro Devices, Inc. (A)	456,719	46,521,397
ASML Holding NV, NYRS	55,583	32,031,927
Marvell Technology, Inc.	284,486	16,827,347
Monolithic Power Systems, Inc.	35,262	15,881,652
NVIDIA Corp.	581,265	108,533,801
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	138,001	13,151,495
Texas Instruments, Inc.	119,812	21,177,969
Software 20.7%
Atlassian Corp. PLC, Class A (A)	94,517	16,759,754
Bill.com Holdings, Inc. (A)	127,277	15,049,232
Confluent, Inc., Class A (A)	141,500	2,989,895
Crowdstrike Holdings, Inc., Class A (A)	23,477	3,756,085
Datadog, Inc., Class A (A)	77,452	7,388,146
DocuSign, Inc. (A)	97,275	8,162,345
Fortinet, Inc. (A)	90,576	26,642,025
HashiCorp, Inc., Class A (A)(C)	40,757	1,427,310
Intuit, Inc.	155,379	64,398,380
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Information technology (continued)
Software (continued)
Microsoft Corp.	1,730,253	$470,403,881
Paycom Software, Inc. (A)	10,026	2,850,793
Roper Technologies, Inc.	49,979	22,112,709
ServiceNow, Inc. (A)	185,179	86,565,627
Synopsys, Inc. (A)	144,880	46,245,696
Technology hardware, storage and peripherals 9.1%
Apple, Inc.	2,292,866	341,270,175
Materials 0.8%		28,410,461
Chemicals 0.8%
Linde PLC	39,531	12,834,925
The Sherwin-Williams Company	58,109	15,575,536
Real estate 0.1%		5,428,284
Real estate management and development 0.1%
Opendoor Technologies, Inc. (A)	750,800	5,428,284

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.2%				$7,729,050
(Cost $8,660,000)
Consumer discretionary 0.2%				7,729,050
Specialty retail 0.2%
Carvana Company (B)(C)	10.250	05-01-30	8,660,000	7,729,050

	Yield (%)	Shares	Value
Short-term investments 0.6%			$21,042,669
(Cost $21,042,291)
Short-term funds 0.6%			21,042,669
John Hancock Collateral Trust (D)	0.8437(E)	838,945	8,388,364
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.7415(E)	498,381	498,381
T. Rowe Price Government Reserve Fund	0.6654(E)	12,155,924	12,155,924

Total investments (Cost $2,013,767,761) 100.1%	$3,752,282,181
Other assets and liabilities, net (0.1%)	(3,656,014)
Total net assets 100.0%	$3,748,626,167

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $8,221,598.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 5-31-22.
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$746,432,293	$729,749,662	$16,682,631	—
Consumer discretionary	715,195,006	715,195,006	—	—
Financials	114,601,505	114,601,505	—	—
Health care	418,062,976	418,062,976	—	—
Industrials	23,039,836	23,039,836	—	—
Information technology	1,672,340,101	1,667,048,312	5,291,789	—
Materials	28,410,461	28,410,461	—	—
Real estate	5,428,284	5,428,284	—	—
Corporate bonds	7,729,050	—	7,729,050	—
Short-term investments	21,042,669	21,042,669	—	—
Total investments in securities	$3,752,282,181	$3,722,578,711	$29,703,470	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	838,945	$1,042,968	$131,756,980	$(124,403,801)	$(7,870)	$87	$71,868	$1,897	$8,388,364
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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